Liability for Future Policy Benefits (Deferred Profit Liability) (Details) - Fixed Annuities - Deferred Profit Liaibility - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of period	$ 1,726	$ 984
Effect of actual variance from expected experience and other activity		(169)	$ 98
Adjusted balance, beginning of period		1,557	$ 1,082
Profits deferred	309	771
Interest accrual	60	60
Amortization	(222)	(187)
Other adjustments	(20)	0
Balance, end of period	1,684	1,726
Less: Reinsurance recoverable	1,684	1,726
Balance after reinsurance recoverable	0	0
Gross Basis
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Interest accrual	60	60
Revenue	$ 42	$ (742)